Quarterly Holdings Report
for

Fidelity Advisor® Global Real Estate Fund

April 30, 2021

AGRE-QTLY-0621
1.9879814.104

Schedule of Investments April 30, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
Australia - 4.8%
Abacus Property Group unit	23,645	$55,191
Arena (REIT) unit	19,718	49,215
Charter Hall Retail REIT	13,430	38,486
Ingenia Communities Group unit	12,322	50,119
National Storage (REIT) unit	52,575	81,407

TOTAL AUSTRALIA		274,418

Bailiwick of Guernsey - 1.3%
Sirius Real Estate Ltd.	55,056	77,252
Belgium - 1.0%
Aedifica SA	352	42,996
Inclusio SA	692	17,346

TOTAL BELGIUM		60,342

Canada - 3.8%
Boardwalk (REIT)	2,478	73,908
Dream Industrial (REIT)	10,383	115,137
Flagship Communities (REIT)	2,042	33,223

TOTAL CANADA		222,268

Cayman Islands - 1.0%
CK Asset Holdings Ltd.	8,781	55,109
France - 3.0%
ARGAN SA	542	53,954
Covivio	449	40,054
Gecina SA	559	81,756

TOTAL FRANCE		175,764

Germany - 4.7%
Instone Real Estate Group BV (a)	4,275	126,949
Vonovia SE	2,087	137,097
Vonovia SE rights 5/20/21 (b)(c)	2,617	5,317

TOTAL GERMANY		269,363

Hong Kong - 3.9%
Hysan Development Co. Ltd.	6,148	23,151
Link (REIT)	9,320	88,128
Sino Land Ltd.	75,259	111,807

TOTAL HONG KONG		223,086

Ireland - 1.8%
Hibernia (REIT) PLC	77,896	106,574
Italy - 0.7%
COIMA RES SpA (a)	4,518	38,348
Japan - 9.3%
Advance Residence Investment Corp.	11	35,076
Kenedix Residential Investment Corp.	30	61,982
LaSalle Logiport REIT	39	63,341
Mitsubishi Estate Co. Ltd.	9,102	149,535
Mitsui Fudosan Co. Ltd.	7,610	165,026
Mitsui Fudosan Logistics Park, Inc.	7	36,252
SRE Holdings Corp. (b)	532	25,994

TOTAL JAPAN		537,206

Luxembourg - 1.3%
Aroundtown SA	9,960	76,684
Singapore - 4.2%
CapitaMall Trust	43,666	70,548
Mapletree Commercial Trust	20,715	34,090
Parkway Life REIT	4,999	15,665
UOL Group Ltd.	21,605	125,011

TOTAL SINGAPORE		245,314

Sweden - 0.8%
Catena AB	934	45,257
United Kingdom - 3.5%
Assura PLC	40,859	42,011
Grainger Trust PLC	21,110	83,264
Segro PLC	2,788	38,715
U & I Group PLC (b)	28,824	37,817

TOTAL UNITED KINGDOM		201,807

United States of America - 54.3%
American Assets Trust, Inc.	916	32,106
American Homes 4 Rent Class A	2,562	94,896
Apartment Income (REIT) Corp.	1,292	58,334
Brandywine Realty Trust (SBI)	1,707	23,096
Crown Castle International Corp.	386	72,977
CubeSmart	2,333	98,779
DiamondRock Hospitality Co. (b)	3,125	32,563
Digital Realty Trust, Inc.	1,768	272,820
Duke Realty Corp.	4,911	228,460
Equinix, Inc.	118	85,050
Equity Lifestyle Properties, Inc.	1,860	129,084
Extra Space Storage, Inc.	795	118,209
Gaming & Leisure Properties	2,095	97,397
Highwoods Properties, Inc. (SBI)	880	39,415
Invitation Homes, Inc.	2,754	96,555
Kimco Realty Corp.	2,677	56,217
Lexington Corporate Properties Trust	3,226	39,486
Mack-Cali Realty Corp.	1,223	20,008
Medical Properties Trust, Inc.	2,556	56,360
Mid-America Apartment Communities, Inc.	638	100,377
National Retail Properties, Inc.	1,721	79,889
Piedmont Office Realty Trust, Inc. Class A	1,442	26,850
Prologis (REIT), Inc.	3,546	413,215
Regency Centers Corp.	988	62,896
Spirit Realty Capital, Inc.	1,103	52,437
Sun Communities, Inc.	578	96,428
UDR, Inc.	2,816	130,803
Ventas, Inc.	2,496	138,428
VEREIT, Inc.	1,836	87,834
VICI Properties, Inc.	2,544	80,645
Washington REIT (SBI)	1,406	32,647
Welltower, Inc.	2,447	183,598

TOTAL UNITED STATES OF AMERICA		3,137,859

TOTAL COMMON STOCKS
(Cost $4,701,218)		5,746,651

Money Market Funds - 0.6%
Fidelity Cash Central Fund 0.04% (d)
(Cost $33,963)	33,956	33,963
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,735,181)		5,780,614
NET OTHER ASSETS (LIABILITIES) - 0.0%		2,663
NET ASSETS - 100%		$5,783,277

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $165,297 or 2.9% of net assets.

 (b) Non-income producing

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$20
Total	$20

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.